Consolidated Changes in Equity $ in Thousands		USD ($) shares		Total equity attributable to Company shareholders USD ($)	Capital stock USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive (loss), Total USD ($)	Cumulative translation adjustment account USD ($)	Reserve for cash flow hedges USD ($)	Deficit USD ($)		Non-controlling interest USD ($)
Beginning balance, equity (in shares) at Dec. 31, 2017 | shares					58,799,910
Beginning balance, equity at Dec. 31, 2017		$ 254,722		$ 248,133	$ 350,759	$ 17,530	$ (13,469)	$ (15,057)	$ 1,588	$ (106,687)		$ 6,589
Transactions with owners
Exercise of stock options (Note 18) (in shares) | shares		67,500			67,500
Exercise of stock options (Note 18)		$ 618		618	$ 618
Change in excess tax benefit on exercised share-based awards (Note 5)		0		0	7	(7)
Change in excess tax benefit on outstanding share-based awards (Note 5)		(737)		(737)		(737)
Share-based compensation (Note 18)		(5)		(5)		467				(472)	[1]
Share-based compensation expense credited to capital on options exercised (Note 18)		$ 0		0	$ 179	(179)
Repurchases of common shares (Note 18) (in shares) | shares		(217,100)			(217,100)
Repurchases of common shares (Note 18)		$ (2,559)		(2,559)	$ (1,296)					(1,263)
Dividends on common shares (Note 18)		(32,943)		(32,943)						(32,943)
Increase (decrease) in transactions with owners (in shares) | shares					(149,600)
Increase (decrease) in transactions with owners		(35,626)		(35,626)	$ (492)	(456)				(34,678)
Net earnings (loss)		46,649		46,753						46,753		(104)
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 24)	[2]	1,433	[3]	1,433			1,433		1,433
Reclassification adjustments for amounts recognized in earnings related to interest rate swap agreements (Note 24)		(531)		(531)			(531)		(531)
Remeasurement of defined benefit liability (Note 20)	[5]	2,286	[4]	2,286						2,286
Change in cumulative translation adjustments		(153)	[6]	308			308	308				(461)
Net gain (loss) arising from hedge of a net investment in foreign operations (Note 24)		(9,421)	[7]	(9,421)			(9,421)	(9,421)
Other comprehensive income (loss)		(6,386)		(5,925)			(8,211)	(9,113)	902	2,286		(461)
Comprehensive income for the year		40,263		40,828			(8,211)	(9,113)	902	49,039		(565)
Non-controlling interest arising from investments in Polyair	[8]	421										421
Capital transactions with non-controlling shareholders of Capstone	[9]	11,102										11,102
Recognition of non-controlling interest put option arising from the Capstone Acquisitions (Note 24)		(10,888)		(10,888)						(10,888)
Derecognition of call option redemption liability related to Powerband	[10]	1,434		1,434						1,434
Acquisition of the non-controlling interest of Powerband	[10]	0		5,966						5,966		(5,966)
Ending balance, equity (in shares) at Dec. 31, 2018 | shares					58,650,310
Ending balance, equity at Dec. 31, 2018		$ 261,428		249,847	$ 350,267	17,074	(21,680)	(24,170)	2,490	(95,814)		11,581
Transactions with owners
Exercise of stock options (Note 18) (in shares) | shares		359,375			359,375
Exercise of stock options (Note 18)		$ 3,278		3,278	$ 3,278
Change in excess tax benefit on exercised share-based awards (Note 5)		0		0	38	(38)
Change in excess tax benefit on outstanding share-based awards (Note 5)		21		21		21
Share-based compensation (Note 18)		645		645		701				(56)	[11]
Share-based compensation expense credited to capital on options exercised (Note 18)		$ 0		0	$ 976	(976)
Repurchases of common shares (Note 18) (in shares) | shares		0
Dividends on common shares (Note 18)		$ (33,834)		(33,834)						(33,834)
Increase (decrease) in transactions with owners (in shares) | shares					359,375
Increase (decrease) in transactions with owners		(29,890)		(29,890)	$ 4,292	(292)				(33,890)
Net earnings (loss)		41,224		41,216						41,216		8
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 24)	[12]	(3,057)	[3]	(3,057)			(3,057)		(3,057)
Reclassification adjustments for amounts recognized in earnings related to interest rate swap agreements (Note 24)		(503)		(503)			(503)		(503)
Remeasurement of defined benefit liability (Note 20)	[13]	589	[4]	589						589
Change in cumulative translation adjustments		(7,798)	[6]	(7,697)			(7,697)	(7,697)				(101)
Net gain (loss) arising from hedge of a net investment in foreign operations (Note 24)	[14]	10,235	[7]	10,235			10,235	10,235
Other comprehensive income (loss)		(534)		(433)			(1,022)	2,538	(3,560)	589		(101)
Comprehensive income for the year		$ 40,690		40,783			(1,022)	2,538	(3,560)	41,805		(93)
Ending balance, equity (in shares) at Dec. 31, 2019 | shares		59,009,685			59,009,685
Ending balance, equity at Dec. 31, 2019		$ 272,228		260,740	$ 354,559	16,782	(22,702)	(21,632)	(1,070)	(87,899)		11,488
Transactions with owners
Exercise of stock options (Note 18) (in shares) | shares		17,362			17,362
Exercise of stock options (Note 18)		$ 271		271	$ 271
Change in excess tax benefit on exercised share-based awards (Note 5)						0
Change in excess tax benefit on outstanding share-based awards (Note 5)		5,306		5,306		5,306
Share-based compensation (Note 18)		738		738		738
Share-based compensation expense credited to capital on options exercised (Note 18)		$ 0		0	$ 50	(50)
Repurchases of common shares (Note 18) (in shares) | shares		0
Dividends on common shares (Note 18)		$ (35,405)		(35,405)						(35,405)
Increase (decrease) in transactions with owners (in shares) | shares					17,362
Increase (decrease) in transactions with owners		(29,090)		(29,090)	$ 321	5,994				(35,405)
Net earnings (loss)		73,455		72,670						72,670		785
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 24)	[15]	(2,027)	[3]	(2,027)			(2,027)		(2,027)
Reclassification adjustments for amounts recognized in earnings related to interest rate swap agreements (Note 24)		0
Remeasurement of defined benefit liability (Note 20)	[16]	(480)	[4]	(480)						(480)
Change in cumulative translation adjustments	[17]	(3,028)	[6]	(2,881)			(2,881)	(2,881)				(147)
Net gain (loss) arising from hedge of a net investment in foreign operations (Note 24)	[18]	5,724	[7]	5,724			5,724	5,724
Other comprehensive income (loss)		189		336			816	2,843	(2,027)	(480)		(147)
Comprehensive income for the year		73,644		73,006			816	2,843	(2,027)	72,190		638
Dividend paid to non-controlling interest in GPCP Inc.		$ (100)										(100)
Ending balance, equity (in shares) at Dec. 31, 2020 | shares		59,027,047			59,027,047
Ending balance, equity at Dec. 31, 2020		$ 316,682		$ 304,656	$ 354,880	$ 22,776	$ (21,886)	$ (18,789)	$ (3,097)	$ (51,114)		$ 12,026

[1]	Presented net of income tax benefit of $126.
[2]	Presented net of deferred income tax benefit of $463
[3]	Presented net of deferred income tax benefit of $658 in 2020, $359 in 2019 and $463 in 2018.
[4]	Presented net of deferred income tax (benefit) expense of ($216) in 2020, $173 in 2019, and $730 in 2018.
[5]	Presented net of deferred income tax expense of $730.
[6]	Presented net of deferred income tax expense of $281 in 2020, nil in 2019 and 2018.
[7]	Presented net of deferred income tax expense of $764 in 2020, $45 in 2019 and nil in 2018.
[8]	As part of the acquisition of Polyair Inter Pack Inc. (“Polyair”), on August 3, 2018, the Company indirectly obtained a controlling 50.1% interest in the Polyair subsidiary GPCP Inc.
[9]	On May 11, 2018, the Company, through its partially owned subsidiary Capstone Polyweave Private Limited ("Capstone"), acquired substantially all of the assets and assumed certain liabilities of Airtrax Polymers Private Limited and on August 20, 2018, the Company acquired additional existing and newly-issued shares of Capstone as part of the same overall transaction. As a result of these transactions,and the impacts on the non-controlling interest's share of ownership, the Company recorded an $11.1 million increase to equity attributable to non-controlling interests.
[10]	On November 16, 2018, the Company closed on the exercised call option to acquire the outstanding 26% interest in Powerband Industries Private Limited ("Powerband"), which resulted in the full derecognition of the previously recorded call option redemption liability. Upon derecognition of the call option redemption liability, and to account for the difference between the agreed-upon share purchase price of $9.9 million and the recorded liability of $12.7 million, a $1.4 million increase in equity was recorded on the consolidated balance sheet as of December 31, 2018 and a $1.4 million foreign exchange gain was recorded in consolidated earnings in finance costs (income) in other (income) expense, net.
[11]	Presented net of income tax benefit of $3.
[12]	Presented net of deferred income tax benefit of $359.
[13]	Presented net of deferred income tax expense of $173.
[14]	Presented net of deferred income tax expense of $45.
[15]	Presented net of deferred income tax benefit of $658.
[16]	Presented net of deferred income tax benefit of $216.
[17]	Presented net of deferred income tax expense of $281.
[18]	Presented net of deferred income tax expense of $764.